GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss)	$ (509,441)	$ (959,206)	$ (2,171,292)	$ (1,354,837)	$ (1,787,669)	$ (356,595)
Net cash provided by (used in) operating activities			(872,468)	$ (633,134)	(1,228,699)	(263,663)
Stockholders' deficit	$ (3,402,122)		$ (3,402,122)		$ (1,990,976)	$ (1,200,545)